UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  February 29, 2020

Item 1. Schedule of Investments.

AI Powered International Equity ETF
Schedule of Investments
February 29, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Australia - 1.4%
253	Atlassian Corporation plc (a)	$36,675
477	Australia & New Zealand Banking Group, Ltd. - ADR	7,642
1,749	Mesoblast, Ltd. - ADR (a)	12,400
1,574	National Australia Bank, Ltd. - ADR	12,781
		69,498
	Belgium - 0.8%
193	Galapagos NV - ADR (a)	40,792
	Canada - 31.3% (b)
2,230	Algonquin Power & Utilities Corporation	33,272
2,287	Aurora Cannabis, Inc. (a)	3,065
9,434	Auryn Resources, Inc. (a)	11,415
2,640	B2Gold Corporation	10,534
3,135	Ballard Power Systems, Inc. (a)	27,902
438	BCE, Inc.	19,417
1,273	Brookfield Asset Management, Inc. - Class A	76,329
435	BRP, Inc.	17,818
1,605	CAE, Inc.	43,030
343	Canadian National Railway Company	29,124
1,329	Canadian Natural Resources Ltd.	34,288
86	Canadian Pacific Railway, Ltd.	21,394
1,640	Canadian Solar, Inc. (a)	33,456
1,591	Canopy Growth Corporation (a)	29,879
1,710	Cascades, Inc.	13,899
3,856	Celestica, Inc. (a)	24,370
25	Constellation Software, Inc.	25,469
1,882	Cronos Group, Inc. (a)	11,009
994	Descartes Systems Group, Inc. (a)	41,072
1,383	Eldorado Gold Corporation (a)	12,018
2,691	Enerplus Corporation	11,679
838	Fortis, Inc.	33,906
1,900	Gildan Activewear, Inc.	46,018
15,956	Hudbay Minerals, Inc.	39,092
5,196	IAMGOLD Corporation (a)	14,757
2,146	Kirkland Lake Gold, Ltd.	68,843
3,888	MAG Silver Corporation (a)	32,698
1,068	Northland Power, Inc.	23,743
1,089	Nutrien, Ltd.	44,028
2,131	Open Text Corporation	89,331
1,773	Pan American Silver Corporation	35,105
725	Pembina Pipeline Corporation	26,187
3,995	Pretium Resources, Inc. (a)	28,365
414	Restaurant Brands International, Inc.	24,219
235	Royal Bank of Canada	17,500
3,403	Seabridge Gold, Inc. (a)	33,451
224	Shopify, Inc. - Class A (a)	103,781
2,531	SSR Mining, Inc. (a)	40,066
731	Stantec, Inc.	21,850
1,698	Sun Life Financial, Inc.	73,422
1,259	Suncor Energy, Inc.	34,748
797	TC Energy Corporation	41,724
1,283	Teck Resources, Ltd. - Class B	12,984
425	Thomson Reuters Corporation	31,654

10,486	Trilogy Metals, Inc. (a)	16,044
2,813	Vermilion Energy, Inc.	28,271
800	Wheaton Precious Metals Corporation	22,800
		1,515,026
	China - 1.0%
360	CNOOC, Ltd. - ADR	49,799
	Denmark - 2.0%
364	Ascendis Pharma AS- ADR (a)	47,458
102	Novo Nordisk AS - ADR	5,929
1,246	Zealand Pharma AS - ADR (a)	41,331
		94,718
	Finland - 0.1%
1,210	Nokia Oyj - ADR	4,683
	France - 1.3%
2,310	Danone SA - ADR	32,386
2,719	Sequans Communications SA - ADR (a)	13,976
628	Veolia Environnement SA - ADR	17,948
		64,310
	Germany - 4.9%
119	Allianz SE	25,591
171	Fresenius Medical Care AG & Company KGaA - ADR	6,556
826	Infineon Technologies AG	17,138
883	SAP SE - ADR	109,112
782	Siemens AG	80,458
		238,855
	Hong Kong - 0.3%
1,974	Scully Royalty, Ltd. (a)	16,897
	Ireland - 2.9%
215	Accenture plc - Class A	38,827
301	AerCap Holdings NV (a)	15,676
68	Allegion plc	7,819
431	Amarin Corporation plc - ADR (a)	6,323
294	CRH plc - ADR	9,961
243	Jazz Pharmaceuticals plc (a)	27,843
108	Medtronic plc	10,872
438	Perrigo Company plc	22,202
		139,523
	Israel - 10.6%
1,396	AudioCodes, Ltd.	31,284
2,583	Camtek, Ltd.	27,018
6,083	Cellcom Israel, Ltd. (a)	21,960
918	CyberArk Software, Ltd. (a)	96,114
661	Elbit Systems, Ltd.	97,504
600	Kornit Digital, Ltd. (a)	23,910
772	Mellanox Technologies, Ltd. (a)	92,193
1,395	Nova Measuring Instruments, Ltd. (a)	49,300
2,145	Partner Communications Company, Ltd. - ADR	9,781
2,094	Radware, Ltd. (a)	47,576
407	Tower Semiconductor, Ltd. (a)	8,046
69	Wix.com, Ltd. (a)	9,248
		513,934
	Italy - 1.3%
4,288	Enel SpA - ADR	36,104
696	Eni SpA - ADR	17,400
1,400	Telecom Italia SpA - ADR	7,672
		61,176
	Japan - 13.9%
2,400	FUJIFILM Holdings Corporation	117,419
1,300	Hitachi, Ltd.	43,836

798	Honda Motor Company, Ltd. - ADR	20,477
939	LINE Corporation - ADR (a)	46,179
6,801	Mitsubishi UFJ Financial Group, Inc. - ADR	33,121
100	Nintendo Company, Ltd.	33,627
500	Nippon Telegraph & Telephone Corporation	11,726
1,341	ORIX Corporation - ADR	107,119
500	TDK Corporation	48,441
1,300	Tokio Marine Holdings, Inc.	69,917
1,059	Toyota Motor Corporation - ADR	138,464
		670,326
	Luxembourg - 0.2%
528	Tenaris SA - ADR	9,610
	Netherlands - 3.3%
2,647	Akzo Nobel NV - ADR	70,437
309	Koninklijke Philips NV - NY	13,256
231	NXP Semiconductors NV	26,262
718	ProQR Therapeutics NV (a)	5,091
503	QIAGEN NV (a)	18,058
394	Royal Dutch Shell plc - ADR	17,348
324	Wright Medical Group NV (a)	9,801
		160,253
	New Zealand - 0.2%
544	Spark New Zealand, Ltd. - ADR	7,611
	Norway - 0.3%
825	Telenor ASA - ADR	13,283
	Russia - 0.6%
660	Yandex NV - Class A (a)	26,803
	Singapore - 1.1%
602	DBS Group Holdings, Ltd. - ADR	41,881
296	United Overseas Bank, Ltd. - ADR	10,410
		52,291
	South Korea - 1.3%
960	SK Telecom Company, Ltd. - ADR	18,442
1,868	Woori Financial Group, Inc. - ADR	45,262
		63,704
	Spain - 0.6%
3,169	Banco Bilbao Vizcaya Argentaria SA - ADR	15,084
2,746	Telefonica SA - ADR	16,229
		31,313
	Sweden - 0.3%
1,500	Svenska Cellulosa AB SCA - ADR	14,226
	Switzerland - 4.4%
665	CRISPR Therapeutics AG (a)	35,544
358	Garmin, Ltd.	31,644
258	Logitech International SA	10,052
235	Nestle SA - ADR	24,184
142	Novartis AG - ADR	11,922
1,583	Roche Holding AG - ADR	63,145
1,368	STMicroelectronics NV - NY	37,483
		213,974
	United Kingdom - 10.8%
676	Amcor plc	6,300
5,711	Barclays plc - ADR	43,975
777	British American Tobacco plc - ADR	30,925
608	Cardtronics plc - Class A (a)	22,052
229	Coca-Cola European Partners plc	11,670
352	Diageo plc - ADR	49,952
1,774	Fiat Chrysler Automobiles NV	22,069
798	GlaxoSmithKline plc - ADR	32,343

1,237	Imperial Brands plc - ADR	24,882
999	InterContinental Hotels Group plc - ADR	55,075
2,782	Kingfisher plc - ADR	13,444
3,041	Liberty Global plc - Class C (a)	56,531
151	National Grid plc - ADR	9,552
1,172	Smith & Nephew plc - ADR	52,834
486	Unilever NV - NY	25,641
521	Unilever plc - ADR	28,098
189	Willis Towers Watson plc	35,768
		521,111
	United States - 4.8%
60	Broadcom, Inc.	16,357
2,489	Flex, Ltd. (a)	27,653
689	Ingersoll-Rand plc	88,909
119	KLA Corporation	18,291
73	Novanta, Inc. (a)	6,512
570	Seagate Technology plc	27,332
202	STERIS plc	32,041
213	Talend SA - ADR (a)	7,864
5,289	VBI Vaccines, Inc. (a)	6,347
		231,306
	TOTAL COMMON STOCKS (Cost $5,036,612)	4,825,022

	SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
4,233	First American Government Obligations Fund - Class X, 1.49% (c)	4,233
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,233)	4,233
	TOTAL INVESTMENTS - 99.8% (Cost $5,040,845)	4,829,255
	Other Assets in Excess of Liabilities - 0.2%	7,703
	NET ASSETS - 100.0%	$4,836,958

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
NY	NY Registered Shares.
(a)	Non-income producing security.
(b)
To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

(c)	Rate shown is the annualized seven-day yield as of February 29, 2020.

Summary of Fair Value Disclosure at February 29, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,825,022	$ -	$ -	$ 4,825,022
Short-Term Investments	4,233	-	-	4,233
Total Investments in Securities	$ 4,829,255	$ -	$ -	$ 4,829,255
^ See Schedule of Investments for country breakouts.

For the period ended February 29, 2020, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)         /s/ Kristina R. Nelson
    Kristina R. Nelson, President (Principal Executive Officer)

Date          4/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Kristina R. Nelson
  Kristina R. Nelson, President (Principal Executive Officer)

Date          4/28/2020

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (Principal Financial Officer)

Date          4/28/2020

* Print the name and title of each signing officer under his or her signature.